UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Diamond Asset Management, LLC
Address: 500 Skokie Blvd.
         Northbrook IL 60062

Form 13F File Number: 28- 12697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard Marks
Title: Managing Dirctor
Phone: 847-559-1002

Signature, Place, and Date of Signing:

/s/ Richard Marks                 Northbrook, IL                11/10/08
-----------------                 --------------                ------
   [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ------------------

Form 13F Information Table Entry Total: 80
                                        ------------------

Form 13F Information Table Value Total: 79,682
                                        ------------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      NONE

                Column 1               Column 2    Column 3     Column 4       Column 5     Column 6  Column 7         Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Value    SHRS OR  Sh/ Put/ Investment Other        Voting Authority
Name of Issuer                      Title of Class   CUSIP      (x1,000)  PRN AMT  Prn Call Discretion Managers    Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
3M Co.                              COM              88579Y 10 1   307.4      4,500 SH        Sole                 4,500
8*8 Inc                             COM              282914 10 0    30.4     35,000 SH        Sole                35,000
ACCENTIA BIOPHARMACEUTICALS         COM              00430L 10 3     7.6     15,583 SH        Sole                15,583
Advanced battery Technolgy, Inc     COM              00752H 10 2   373.5    115,648 SH        Sole               115,648
AERO GROW INTL INC                  COM              00768M 10 3    52.1     19,223 SH        Sole                19,223
ALCOA INC                           COM              013817 10 1   374.8     16,600 SH        Sole                16,600
Alico Inc                           COM              016230 10 4  1313.8     27,699 SH        Sole                27,699
Alliance Resources PLC              UT LTD PART      01877R 10 8  1064.6     33,774 SH        Sole                33,774
Alpha Natural Resources Inc         COM              02076X 10 2   357.4      6,950 SH        Sole                 6,950
Anadarko petroleum                  COM              032511 10 7   215.9      4,450 SH        Sole                 4,450
ARROWHEAD RESH CORP                 COM              042797 10 0   155.3    149,367 SH        Sole               149,367
Barrick Gold Corp Com               COM              067901 10 8  8516.1    231,795 SH        Sole               231,795
CHINA INFORMATION SEC TECH I        COM              16944F 10 1    86.7     18,450 SH        Sole                18,450
Coca-Cola Company                   COM              191216 10 0   232.7      4,400 SH        Sole                 4,400
Coeur D Alene Mines Corp            COM              192108 10 8   451.4    295,000 SH        Sole               295,000
Comcast Corporation Cl A            COM              20030N 10 1   210.1     10,703 SH        Sole                10,703
CONAGRA FOODS INC                   COM              205887 10 2   246.0     12,640 SH        Sole                12,640
CONMED CORP                         COM              207410 10 1    87.0     35,148 SH        Sole                35,148
CONOCOPHILLIPS                      COM              20825C 10 4   257.8      3,520 SH        Sole                 3,520
Cresud Inc.                         SPONSORED ADR    226406 10 6   238.0     22,666 SH        Sole                22,666
Crystallex Intl                     COM              22942F 10 1    16.2     20,000 SH        Sole                20,000
Cytori Restricted                   COM              23283K 10 5   347.5     73,133 SH        Sole                73,133
DISNEY WALT CO                      COM DISNEY       254687 10 6   521.7     17,000 SH        Sole                17,000
Duke Energy Corporation             COM              26441C 10 5   693.7     39,800 SH        Sole                39,800
General Electric Co                 COM              369604 10 3   472.5     18,530 SH        Sole                18,530
Goldcorp Inc                        COM              380956 40 9  2920.5     92,332 SH        Sole                92,332
Goodyear Tire                       COM              382550 10 1   153.1     10,000 SH        Sole                10,000
HARLEY DAVIDSON INC                 COM              412822 10 8   228.8      6,135 SH        Sole                 6,135
HARMONY GOLD MNG LTD                SPONSORED ADR    413216 30 0   193.6     20,000 SH        Sole                20,000
HECLA MNG CO                        COM              422704 10 6  1250.7    267,240 SH        Sole               267,240
Hewlett Packard                     COM              428236 10 3   395.4      8,550 SH        Sole                 8,550
ILLINOIS TOOL WKS INC               COM              452308 10 9   228.9      5,150 SH        Sole                 5,150
Intel Corporation                   COM              458140 10 0   206.0     11,000 SH        Sole                11,000
Intl Business Machines Corp         COM              459200 10 1   292.4      2,500 SH        Sole                 2,500
ISHARES INC                         MSCI CDA INDEX   464286 50 9   395.1     15,000 SH        Sole                15,000
ISHARES INC                         MSCI SWITZERLD   464286 74 9   739.1     35,147 SH        Sole                35,147
ISHARES INC                         MSCI SINGAPORE   464286 67 3   658.9     67,652 SH        Sole                67,652
Johnson & Johnson                   COM              478160 10 4  1143.1     16,500 SH        Sole                16,500
KIMBERLY CLARK CORP                 COM              494368 10 3   249.6      3,850 SH        Sole                 3,850
Kinder Morgan Energy Partners L.P.  UT LTD PARTNER   494550 10 6   676.4     13,000 SH        Sole                13,000
Ladenburg Thalmann                  COM              50575Q 10 2   546.2    303,430 SH        Sole               303,430
LOCKHEED MARTIN CORP                COM              539830 10 9   238.0      2,170 SH        Sole                 2,170
MANITEX INTL INC                    COM              563420 10 8   119.2     35,053 SH        Sole                35,053
Mathstar Inc.                       COM              576801 20 3    11.5     10,687 SH        Sole                10,687
Mccormick & CO                      COM NON VTG      579780 20 6  1192.0     31,000 SH        Sole                31,000
MKT Vect Gold Mnrs                  GOLD MINER ETF   57060U 10 0 18742.9    554,689 SH        Sole               554,689
MPC Corporation                     COM              553166 10 9    21.5    265,942 SH        Sole               265,942
Newmont Mining Corporation          COM              651639 10 6 11452.1    295,462 SH        Sole               295,462
News Corp Ltd Spons Adr Repstg 4
   Pfd Ltd                          CL B             65248E 20 3   149.9     12,500 SH        Sole                12,500
Northgate Mineral  Corporation      COM              666416 10 2  2390.8  1,825,000 SH        Sole             1,825,000
OCULUS INNOVATIVE SCIENCES I        COM              67575P 10 8    71.9     37,853 SH        Sole                37,853
Odyssey Healthcare                  COM              67611V 10 1   319.7     31,500 SH        Sole                31,500
Peabody Energy Corp                 COM              704549 10 4   494.6     10,990 SH        Sole                10,990
Pepsi bottling Group                COM              713409 10 0   225.8      7,740 SH        Sole                 7,740
Pepsico Inc                         COM              713448 10 8   255.5      3,585 SH        Sole                 3,585
Piedmont Nat Gas                    COM              731916 10 2   687.1     21,500 SH        Sole                21,500
Plum Creek Tim Reit                 COM              729251 10 8  2218.8     44,500 SH        Sole                44,500
Polymet Mining Corporation          COM              731916 10 2   572.0    260,000 SH        Sole               260,000
Powersecure                         COM              73936N 10 5   230.9     38,100 SH        Sole                38,100
PRICE T ROWE                        COM              74144T 10 8   707.4     13,171 SH        Sole                13,171
PROLOGIS                            SH BEN INT       743410 10 2   232.4      5,630 SH        Sole                 5,630
Qualcomm Inc                        COM              747525 10 3   919.6     21,400 SH        Sole                21,400
Rubicon Minerals Corp               COM              780911 10 3   240.9    165,000 SH        Sole               165,000
Smuckers J M New                    COM NEW          832696 40 5   988.5     19,500 SH        Sole                19,500
Southwest Water Co                  COM              845331 10 7  1065.9     83,600 SH        Sole                83,600
ST JOE CO                           COM              790148 10 0   508.2     13,000 SH        Sole                13,000
Streettracks Gold Shares            GOLD SHS         863307 10 4  1233.5     14,500 SH        Sole                14,500
Sutor Technology Grp                COM              869362 10 3    33.2     10,104 SH        Sole                10,104
Tan Range Exploration Corp          COM              87600U 10 4   538.8    193,800 SH        Sole               193,800
Tiffany & Co                        COM              886547 10 8   204.2      5,750 SH        Sole                 5,750
Time Warner Inc                     COM              887317 10 5   296.3     22,600 SH        Sole                22,600
TowerStream Corporation             COM              892000 10 0    11.4     12,500 SH        Sole                12,500
U.S. Gold Corporation               COM PAR $0.10    912023 20 7    14.1     10,694 SH        Sole                10,694
Unilever PLC                        SPON ADR NEW     904767 70 4  1551.0     57,000 SH        Sole                57,000
United Technology Corp.             COM              913017 10 9   282.3      4,700 SH        Sole                 4,700
Valence Technology Inc              COM              918914 10 2   393.9    114,165 SH        Sole               114,165
Walmart Stores Inc                  COM              931142 10 3  2150.1     35,900 SH        Sole                35,900
WONDER AUTO TECHNOLOGY INC          COM              978166 10 6   217.8     33,971 SH        Sole                33,971
Wrigley WM JR Co                    COM              982526 10 5  1015.3     12,787 SH        Sole                12,787
YAMANA GOLD INC                     COM              98462Y 10 0   774.7     93,000 SH        Sole                93,000